Marketable Securities	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Marketable Securities

Note 6 - Marketable Securities

At December 31, 2022, the Company had invested $2,908,300 in Jupiter Wellness Sponsor LLC (“JWSL”), a limited liability company formed for the sole purpose of sponsorship of Jupiter Wellness Acquisition Corp. (“JWAC”), a special purpose acquisition company (“SPAC”) and an unconsolidated subsidiary. Mr. Brian John, our CEO, is the managing member of JWSL and was the Chief Executive Officer of JWAC.

JWAC filed a Current Report on Form 8-K filed with the Securities Exchange Commission on May 2, 2023. JWAC’s stockholders approved JWAC’s business combination with Chijet Inc. and its affiliates including Chijet Motor Company Inc. (collectively “Chijet”), at its Special Meeting of Stockholders held on May 2, 2023 and closed the transaction on June 1, 2023. As a result, on June 27, 2023, the Company received a total of 1,662,434 shares of restricted common stock of Chijet (Nasdaq: CJET) in exchange for its Loans. In August 2023, the Company received 96,000 additional shares of Chijet due to downside protection clauses in the business combination agreements.

In May 2023, the Company purchased 48,000 shares of JWAC (now Chijet) common stock for $508,800 and in September and October 2023, the Company purchased an additional 18,200, shares for $36,330.

During the year ended December 31, 2023 the Company sold 271,679 Chijet shares for a realized gain of $238,834.

At December 31, 2023 the Company, the Company held 1,200,821 common shares of Chijet (the “CJET Shares”) are considered trading securities and are categorized as marketable securities on the balance sheet. At December 31, 2023 the CJET Shares had a combined fair market value of $842,976 had a combined unrealized loss of $1,511,488 which is included in other income/loss.

In connection with the Chijet transaction, our CEO Brian John is “entitled to a twenty percent (20%) bonus based on the net profits realized from any investment made by the Company.” At June 30, 2023 the Company had recorded a contingent liability of $233,377 payable to Brian in this regard. Subsequent to June 30, 2023, Mr. John agreed to receive 267,500 shares of restricted Chijet shares in lieu of any bonuses payments related to the transaction.

At December 31, 2024, the Company did not hold any shares of Chijet.